Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative instruments

The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2016 and 2015:

		(Liability) Asset Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2016	2015
Derivatives designated as hedging instruments
Forward contracts	Other receivables	$—	$454
	Accrued payroll and other liabilities	(100)	—
2013 Cross-currency interest rate swap (i)	Derivative instruments	(3,274)	4,615
2016 Cross-currency interest rate swap (i)	Derivative instruments	(27,217)	—
		(30,591)	5,069
(i) At December 31, 2016, presented in the consolidated balance sheet as follows: $19,876 as a current liability a
$10,615 as a non-current liability. At December 31, 2015, presented in the consolidated balance sheet as follo
$6,741 as a non-current asset and $2,126 as a current liability.

Derivatives designated as hedging instruments
Cash flow hedge

Forward contracts

The Company has entered into various forward contracts in a few territories in order to hedge a portion of the foreign exchange risk associated with forecasted imports of goods. The effect of the hedges result in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). As of December 31, 2016, the Company has forward contracts outstanding with a notional amount of $12,295 that mature during 2017.

The Company made net (payments) collections totaling $(1,307), $2,306 and $1,451 during fiscal years 2016, 2015 and 2014, respectively, as a result of the net settlements of these derivatives.

2013 Cross-currency interest rate swap

On November 7, 2013, the Company entered into a cross-currency interest rate swap agreement (the "2013 cross-currency interest rate swap") with JP Morgan Chase Bank, N.A., to hedge all the variability in a portion (53.08%) of the principal and interest collections of its BRL intercompany loan receivable with ADBV. The agreement was amended on: November 13, 2015, June 24, 2016, July 15, 2016 and August 11, 2016. All the terms of the swap agreement match the terms of the BRL intercompany loan receivable. Pursuant to this agreement, the Company receives interests at a fixed rate of 4.38% over a notional amount of 33.2 million ($47.3 million at the inception, $28.3 million until June 24, 2016, $30.7 million until July 15, 2016 and $32.4 million before last amendment) and pays interest at a fixed rate of 13% over a notional amount of R$108 million on March 31 and September 30 of each year.  This agreement matures on September 29, 2023 with exchange of principal.

As a result of the amendments, the Company paid $6,268 during 2016 and collected $19,817 and recorded a loss of $2,650 within “Loss from derivative instruments” in the income (loss) statement, during 2015. According to ASC 815-30-40, the amount deferred in accumulated other comprehensive income (loss) until the date of the last amendments that equals to a loss of $658 as of December 31,2016, will be amortized to earnings as the originally hedged cash flows affected income (loss) statement.

The Company paid $2,795, $1,933 and $3,512 of net interest during fiscal years 2016, 2015 and 2014, respectively.

Derivatives designated as hedging instruments (continued)
Cash flow hedge (continued)

The following table presents the pretax amounts affecting income and other comprehensive income for the fiscal years ended December 31, 2016, 2015 and 2014 for each type of derivative relationship:

	Forward contracts			Cross-currency interest rate swaps			Total
Derivatives in Cash Flow Hedging Relationships	2016	2015	2014	2016	2015	2014	2016	2015	2014
(Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	$(1,861)	$1,903	$1,925	$(16,952)	$18,584	$3,233	$(18,813)	$20,487	$5,158
Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion) (i)	1,307	(2,306)	(1,451)	9,935	(11,903)	(1,341)	11,242	(14,209)	(2,792)
Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion) (ii)	—	—	—	—	(2,650)	—	—	(2,650)	—

(i) The (loss) gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net (loss) gain recognized in income related to the cross-currency interest rate swap is presented in the consolidated income (loss) statement as follows: a (loss) gain of ($6,997), $13,595 and $5,084 for the fiscal year 2016, 2015 and 2014, respectively, as an adjustment to foreign exchange results and a loss of $2,938, $1,692 and $3,743, for the fiscal years 2016, 2015 and 2014, respectively, as an adjustment to net interest expense.

(ii)
In the fiscal year 2015 related to the loss incurred in connection with the amendment of the cross-currency interest rate swap agreement. These results were recorded within “Loss from derivative instruments” in the Company’s consolidated statements of income (loss).

Fair value hedge

2016 Cross-currency interest rate swap

On March 29, 2016, the Company entered into five cross-currency interest rate swap agreements (the "2016 cross-currency interest rate swap") in order to fully hedge the principal and interest cash flows of the Secured Loan Agreement described in Note 12, into BRL. The agreements were signed with the Brazilian subsidiaries of the banks participating in the secured loan. All the terms of the 2016 cross-currency interest rate swap agreements match the terms of the Secured Loan Agreement. Pursuant to these agreements, the Company receives interest in US dollar at an interest rate equal to the one it has to pay to the off-shore lenders over a notional amount of $167,3 million and pays interest in BRL at CDI plus 4.50% per year, over a notional amount of BRL 613,9 million quarterly, beginning June 2016.

During fiscal year 2016, the accrued interest amounted to $18,177. This charge does not include the effect of the secured loan agreement mentioned in Note 12, amounting to a loss of $6,519. Including this effect the total interest cost amounts to $24,696. As of December 31, 2016 all accrued interest were settled.

According to ASC 815-25-35, the change in the fair value of the hedging instrument and the change in the fair value of the hedged item shall be recognized in earnings. If those results are not perfectly offset, the difference shall be considered as hedge ineffectiveness.

Fair value hedge (continued)
2016 Cross-currency interest rate swap (continued)

The following table presents the pretax amounts affecting income for the fiscal year ended December 31, 2016:

	2016
Derivatives in Fair Value Hedging Relationships	Loss recognized in Income on hedging derivatives	Gain recognized in Income on hedging items

Cross-currency swaps (i)	(5,814)	2,877

(i)	The loss amounting to $2,938, related to the ineffective portion of derivatives, was recorded within “Loss from derivative instruments” in the Company’s consolidated statements of income (loss).

Derivatives not designated as hedging instruments

Total equity return swap

On August 13, 2012, the Company entered into a total equity return swap agreement with Goldman Sachs International (GSI) in order to minimize earning volatility related to a long-term incentive plan to reward employees implemented by ADBV in 2008, fully vested in March 2015. The agreement was renewed twice and as from the amendment signed on September 23, 2014, the Company was required to make a collateral deposit, which returned to the Company with the maturity of the agreement on September 12, 2015. During the third quarter of 2015, the Company paid $9,681 as settlement of the agreement.

The Company did not designate this swap as a hedge under ASC 815. Therefore, the agreement was carried at fair market value in the consolidated balance sheets with changes reported in earnings, within "General and administrative expenses". The interest portion was recorded within “Net interest expense” in the Company’s consolidated statement of income.

The following table presents amounts affecting income related to derivatives not designated as hedging instruments:

		Loss Recognized in Income on Derivative instruments
Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income	2016	2015	2014
Total equity return swap	General and administrative expenses (i)	$—	$(1,743)	$(6,861)
	Net interest expense	—	(453)	(360)
Others	Loss from derivative instruments	(127)	(244)	(685)
Total		$(127)	$(2,440)	$(7,906)

(i)	For the fiscal year 2015, includes a loss amounting to $1,252 excluded from Adjusted EBITDA as from the total vesting of the plan. See Adjusted EBITDA reconciliation in Note 21.